SCHEDULE OF ASSETS FOR GENERAL INVESTMENT (Details) (Parenthetical)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 20, 2022 item	Dec. 15, 2022 item	Feb. 16, 2022 item	Dec. 31, 2021 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received, carrying amount | $	$ 3,019,896	$ 705,309	$ 288,419				$ 7,277,717
Filecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	628,882.88	247,811.36
Number of cryptocurrencies received, carrying amount | $	$ 3,019,896	$ 705,309
Filecoin [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	274,709	79,780			78,709
Filecoin [Member] | Huangtong International Co Ltd [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	628,882.88	247,811.36
Filecoin [Member] | Huangtong International Co Ltd [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	425,396	139,281
Filecoin [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	98,111.37	64,340.29	115.49			7.86772699
Filecoin [Member] | Asset Purchase Agreement [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	104,646.58	104,646.58		104,646.5806
Filecoin [Member] | Asset Purchase Agreement [Member] | HDP Capital Management Limited [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	150,000
Filecoin [Member] | Asset Purchase Agreement [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	204,173.88	64,455.78